Allowance for credit losses - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Credit Loss [Abstract]
Current period decrease in provision for expected credit losses	$ (25,851)	$ (362)